Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit	$ 9,183	$ 2,769	$ 9,867
Other comprehensive income: Items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(37)	(226)	45
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(37)	(226)	45
Other comprehensive income: Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	1,716	(2,918)	(6,898)
Foreign exchange contracts recognized in equity in relation to the SAB combination		(7,099)	(1,738)
Foreign exchange contracts reclassified from equity in relation to the SAB combination		8,837
Effective portion of changes in fair value of net investment hedges	(542)	(161)	(201)
Cash flow hedges recognized in equity	(60)	110	281
Cash flow hedges reclassified from equity to profit or loss	(36)	(3)	(240)
Other comprehensive income that will be reclassified to profit or loss net of tax	1,077	(1,234)	(8,796)
Other comprehensive income, net of tax	1,040	(1,460)	(8,751)
Total comprehensive income	10,223	1,309	1,116
Attributable to:
Equity holders of AB InBev	8,838	(275)	389
Non-controllinginterest	$ 1,385	$ 1,584	$ 727